Statutory Reserve - Schedule of Statutory Reserve (Details) - Statutory Reserve [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statutory Accounting Practices [Line Items]
Balance beginning	$ 1,538,443	$ 1,537,228	$ 1,499,369
Appropriation to statutory reserve	38,069	1,215	37,859
Balance ending	$ 1,576,512	$ 1,538,443	$ 1,537,228